JOINT VENTURES AND ASSOCIATES	3 Months Ended
Sep. 30, 2024
JOINT VENTURES AND ASSOCIATES
JOINT VENTURES AND ASSOCIATES

11.   JOINT VENTURES AND ASSOCIATES

	09/30/2024	06/30/2024
Assets
Synertech Industrias S.A.	39,941,731	39,749,851
Alfalfa Technologies S.R.L.	36,502	36,502
	39,978,233	39,786,353

	09/30/2024	06/30/2024
Liabilities
Trigall Genetics S.A.	1,074,653	296,455
	1,074,653	296,455

Changes in joint ventures investments and affiliates:

	09/30/2024	09/30/2023
As of the beginning of the period	39,489,898	38,673,987
Share of profit or loss	(586,318)	1,508,671
As of the end of the period	38,903,580	40,182,658

Share of profit or loss of joint ventures and affiliates:

	09/30/2024	09/30/2023
Trigall Genetics S.A.	(778,198)	(15,303)
Synertech Industrias S.A.	191,880	1,523,974
	(586,318)	1,508,671